Share Capital	12 Months Ended
Aug. 31, 2020
Share Capital [Abstract]
Share Capital

17. SHARE CAPITAL

Authorized

The Company is authorized to issue a limited number of Class A Shares of no par value, as described below; an unlimited number of Class B Non-Voting Shares of no par value; an unlimited number of Class 1 Preferred Shares issuable in series; and an unlimited number of Class 2 Preferred Shares issuable in series, of which 12,000,000 were designated Cumulative Redeemable Rate Reset Class 2 Preferred Shares, Series A (“Series A Preferred Shares”) and 12,000,000 were designated Cumulative Redeemable Floating Rate Class 2 Preferred Shares, Series B (“Series B Preferred Shares”).

The authorized number of Class A Shares is limited, subject to certain exceptions, to the lesser of that number of shares (i) currently issued and outstanding and (ii) that may be outstanding after any conversion of Class A Shares into Class B Non-Voting Shares.

Issued and outstanding

2020	2019		2020	2019
Number of securities			$	$
22,372,064	22,372,064	Class A Shares	2	2
490,632,833	494,389,771	Class B Non-Voting Shares	4,307	4,310
10,012,393	10,012,393	Series A Preferred Shares	245	245
1,987,607	1,987,607	Series B Preferred Shares	48	48
525,004,897	528,761,835		4,602	4,605

Class A Shares and Class B Non-Voting Shares

Class A Shares are convertible at any time into an equivalent number of Class B Non-Voting Shares. In the event that a take-over bid is made for Class A Shares, in certain circumstances, the Class B Non-Voting Shares are convertible into an equivalent number of Class A Shares.

Changes in Class A Share capital and Class B Non-Voting Share capital in 2020 and 2019 are as follows:

	Class A Shares		Class B Non-Voting Shares
	Number	$	Number	$
September 1, 2018	22,420,064	2	484,194,344	4,054
Stock option exercises	-	-	1,658,465	39
Dividend reinvestment plan	-	-	8,488,962	217
Class A conversion to Class B	(48,000)	-	48,000	-
August 31, 2019	22,372,064	2	494,389,771	4,310
Stock option exercises	-	-	407,733	9
Dividend reinvestment plan	-	-	1,445,494	37
Restricted Share Units	-	-	4,507	-
Shares Repurchased	-	-	(5,614,672)	(49)
Class A conversion to Class B	-	-	-	-
August 31, 2020	22,372,064	2	490,632,833	4,307

Series A and B Preferred Shares

The Series A Preferred Shares and Series B Preferred Shares represent series of Class 2 Preferred Shares and are classified as equity since redemption, at $25.00 per Series A Preferred Share and Series B Preferred Share, is at the Company’s option and payment of dividends is at the Company’s discretion.

Share transfer restriction

The Articles of the Company empower the directors to refuse to issue or transfer any share of the Company that would jeopardize or adversely affect the right of Shaw Communications Inc. or any subsidiary to obtain, maintain, amend or renew a licence to operate a broadcasting undertaking pursuant to the Broadcasting Act (Canada).

Normal Course Issuer Bid

On October 29, 2019, the Company announced that it had received approval from the TSX to establish a normal course issuer bid (NCIB) program. The program commenced on November 1, 2019 and will remain in effect until October 31, 2020. As approved by the TSX, the Company has the ability to purchase for cancellation up to 24,758,127 Class B Non-Voting Shares representing 5% of all of the issued and outstanding Class B Non-Voting Shares as at October 18, 2019.

During the year ended August 31, 2020, the Company purchased 5,614,672 Class B Non-Voting Shares for cancellation for a total cost of approximately $140 under the NCIB. The average book value of the shares repurchased was $8.77 per share and was charged to share capital. The excess of the market price over the average book value, including transaction costs, was approximately $91 and was charged to retained earnings. The Company suspended the program in April 2020.

Subsequent to year-end, on October 29, 2020, the Company’s Board of Directors approved the renewal of the NCIB program to purchase up to 24,532,404 Class B Non-Voting Shares representing 5% of all of the issued and outstanding Class B Non-Voting Shares. The NCIB program remains subject to approval by the TSX and, if accepted, will be conducted in accordance with the applicable rules and policies of the TSX and applicable Canadian securities law.

Dividend Reinvestment Plan

On October 24, 2019, in accordance with the terms of our Dividend Reinvestment Plan (DRIP), the Company announced that in lieu of issuing shares from treasury, it will satisfy its share delivery obligations under the DRIP by purchasing Class B Non-Voting Shares on the open market. In addition, the Company reduced its discount from 2% to 0% for the Class B Non-Voting Shares delivered under the DRIP. These changes to the DRIP were applied to the dividends payable on November 28, 2019 to shareholders of record on November 15, 2019.